Earnings (Loss) Per Share - Summary of Calculations of Earnings per Share (Parenthetical) (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2024 shares
ADR [Member]
Earnings per share [Line Items]
Dilutive effect of other instruments on weighted average number of ordinary shares	22,010
Ordinary Participation Certificates [member]
Earnings per share [Line Items]
Dilutive effect of other instruments on weighted average number of ordinary shares	220,100